NYSE

Received
NOV 28 2017
Washington, DC 20549

Caroline Galinie
Senior Director
Corporate Actions

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 3421
Caroline.Galinie@theice.com

CERT NYS
001-36802

November 28, 2017

17010916

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 7.25% Senior Notes due 2027 of JMP GROUP INC. guaranteed by JMP Group LLC and JMP Investment Holdings LLC under the Exchange Act of 1934.

Sincerely,